Investments - Schedule of Acquisition of Equity Interests (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Current asset	R$ 12,231	R$ 11,869
Cash and cash equivalents	1,898	1,537
Non current asset	47,495	43,131
Total assets	59,726	55,000
Liabilities [abstract]
TOTAL CURRENT	14,145	13,093
Non-current liabilities [Default Label]	18,199	17,251
Equity	27,382	24,656		R$ 21,784	R$ 19,462
Total liabilities and equity	59,726	55,000
Profit or loss [abstract]
NET REVENUE	39,820	36,850		34,463
Cost of sales	31,664	28,466		27,651
Depreciation and amortisation expense	1,376	1,274		1,182
Gross income (loss)	8,156	8,384		6,812
Finance net income (expenses)	1,430	1,272		1,500
Finance costs	1,951	1,651		3,066
Equity in earnings of unconsolidated investees, net	224	432		843
NET INCOME FOR THE YEAR	7,119	5,767		4,094
Comprehensive income (loss) for the year
Valuation adjustments	(900)	(1,648)		(1,874)
Comprehensive income	7,883	5,999		4,555
Taesa [Member]
Assets [abstract]
Current asset	2,316	2,745		2,261
Cash and cash equivalents	608	1,144		760
Non current asset	16,266	14,833		13,198
Total assets	18,582	17,578		15,459
Liabilities [abstract]
TOTAL CURRENT	1,984	1,617		817
Loans	4			1,957
Non-current liabilities [Default Label]	9,353	9,282		8,045
LoansNoncurrent	95	368		372
Equity	7,246	6,679		6,597
Total liabilities and equity	18,583	17,578		15,459
Profit or loss [abstract]
NET REVENUE	2,227	1,345		1,621
Cost of sales	463	196		176
Depreciation and amortisation expense	4	6		9
Gross income (loss)	2,690	1,149		1,445
GeneralAndAdministrativeExpense2	273	179		197
Finance net income (expenses)	426	370		652
Finance costs	1,742	1,623		1,700
Operational income (loss)	5,131	(283)		200
Equity in earnings of unconsolidated investees, net	1,212	1,181		925
Income tax expense and social contribution tax	312	470		324
NET INCOME FOR THE YEAR	6,655	1,368		1,449
Comprehensive income (loss) for the year
Net income (loss) for the year	6,655	1,368		1,449
Comprehensive income	6,655	1,368		1,449
Paracambi [Member]
Assets [abstract]
Current asset	12	24		63
Cash and cash equivalents	4	17		60
Non current asset	95	100		109
Total assets	107	124		172
Liabilities [abstract]
TOTAL CURRENT	11	11		11
Loans	9	9		9
Non-current liabilities [Default Label]	22	30		38
LoansNoncurrent	22	30		38
Equity	74	83		123
Total liabilities and equity	107	124		172
Profit or loss [abstract]
NET REVENUE	63	60		62
Cost of sales	13	16		17
Depreciation and amortisation expense	4	12		12
Gross income (loss)	76	44		45
GeneralAndAdministrativeExpense2	2	2		2
Finance net income (expenses)	2	7		6
Finance costs	3	4		4
Operational income (loss)	83	45		45
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax	3	(4)		(4)
NET INCOME FOR THE YEAR	86	41		41
Comprehensive income (loss) for the year
Net income (loss) for the year	86	41		41
Comprehensive income	86	41		41
Hidreletrica cachoeirao [member]
Assets [abstract]
Current asset	11	11		15
Cash and cash equivalents	5	7		11
Non current asset	84	86		91
Total assets	95	97		106
Liabilities [abstract]
TOTAL CURRENT	3	7		1
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity	92	90		104
Total liabilities and equity	95	97		106
Profit or loss [abstract]
NET REVENUE	37	38		43
Cost of sales	25	15		12
Depreciation and amortisation expense		4		3
Gross income (loss)	62	23		31
GeneralAndAdministrativeExpense2
Finance net income (expenses)	1	3		4
Finance costs
Operational income (loss)	63	26		35
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax		(2)		(3)
NET INCOME FOR THE YEAR	63	24		32
Comprehensive income (loss) for the year
Net income (loss) for the year		24		32
Valuation adjustments	63
Comprehensive income	63	24		32
Hidreletrica pipoca [member]
Assets [abstract]
Current asset	21	11		20
Cash and cash equivalents	15	6		14
Non current asset	94	95		98
Total assets	115	106		118
Liabilities [abstract]
TOTAL CURRENT	4	8		8
Loans	1	7		7
Non-current liabilities [Default Label]		1		7
LoansNoncurrent		1		7
Equity	110	97		103
Total liabilities and equity	114	106		118
Profit or loss [abstract]
NET REVENUE	45	46		45
Cost of sales	1	12		10
Depreciation and amortisation expense	4	4
Gross income (loss)	46	34		35
GeneralAndAdministrativeExpense2	2	1		1
Finance net income (expenses)		3		3
Finance costs		1		1
Operational income (loss)	48	35		36
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax	2	(3)		(3)
NET INCOME FOR THE YEAR	50	32		33
Comprehensive income (loss) for the year
Net income (loss) for the year	50	32		33
Comprehensive income	50	32		33
Retiro Baixo [Member]
Assets [abstract]
Current asset				63
Cash and cash equivalents				49
Non current asset				338
Total assets				401
Liabilities [abstract]
TOTAL CURRENT				25
Loans				14
Non-current liabilities [Default Label]				45
LoansNoncurrent				28
Equity				331
Total liabilities and equity				401
Profit or loss [abstract]
NET REVENUE				77
Cost of sales				4
Depreciation and amortisation expense				9
Gross income (loss)				73
GeneralAndAdministrativeExpense2				3
Finance net income (expenses)				10
Finance costs				5
Operational income (loss)				75
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(26)
NET INCOME FOR THE YEAR				49
Comprehensive income (loss) for the year
Net income (loss) for the year				49
Comprehensive income				49
Alianca norte (belo monte plant) [member]
Assets [abstract]
Current asset	1		[1]
Cash and cash equivalents	1
Non current asset	907	1,015		1,092
Total assets	908	1,015		1,092
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]	9	8		8
LoansNoncurrent
Equity	899	1,007		1,084
Total liabilities and equity	908	1,015		1,092
Profit or loss [abstract]
NET REVENUE
Cost of sales
Depreciation and amortisation expense
Gross income (loss)
GeneralAndAdministrativeExpense2	109	77		65
Finance net income (expenses)
Finance costs
Operational income (loss)	109	(77)		(65)
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR	109	(77)		(65)
Comprehensive income (loss) for the year
Net income (loss) for the year	109	(77)		(65)
Comprehensive income	109	(77)		(65)
Guanhaes Energia [Member]
Assets [abstract]
Current asset	24	1,534		132
Cash and cash equivalents	9	112		3
Non current asset	356	4,735		376
Total assets	380	6,269		508
Liabilities [abstract]
TOTAL CURRENT	16	143		38
Loans		69		12
Non-current liabilities [Default Label]	13	1,151		97
LoansNoncurrent		941		80
Equity	352	4,975		373
Total liabilities and equity	381	6,269		508
Profit or loss [abstract]
NET REVENUE		60		57
Cost of sales		39		45
Depreciation and amortisation expense		21		16
Gross income (loss)		21		12
GeneralAndAdministrativeExpense2
Finance net income (expenses)	1	15		90
Finance costs		10		11
Operational income (loss)	1	26		91
Equity in earnings of unconsolidated investees, net	23
Income tax expense and social contribution tax		(7)		32
NET INCOME FOR THE YEAR	24	19		59
Comprehensive income (loss) for the year
Net income (loss) for the year	24	19		59
Comprehensive income	24	19		59
Amazonia Energia [Member]
Assets [abstract]
Current asset
Cash and cash equivalents
Non current asset	991	1,108		1,191
Total assets	991	1,108		1,191
Liabilities [abstract]
TOTAL CURRENT		8		2
Loans
Non-current liabilities [Default Label]	1
LoansNoncurrent
Equity	98	1,100		1,189
Total liabilities and equity	99	1,108		1,191
Profit or loss [abstract]
NET REVENUE	117
Cost of sales
Depreciation and amortisation expense
Gross income (loss)	117
GeneralAndAdministrativeExpense2	1
Finance net income (expenses)
Finance costs
Operational income (loss)	118
Equity in earnings of unconsolidated investees, net		(83)		(63)
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR	118	(83)		(63)
Comprehensive income (loss) for the year
Net income (loss) for the year	118	(83)		(63)
Comprehensive income	R$ 118	(83)		(63)
Madeira energia (santo antonio plant) [member]
Assets [abstract]
Current asset				1,819
Cash and cash equivalents				924
Non current asset				20,953
Total assets				22,772
Liabilities [abstract]
TOTAL CURRENT				2,571
Loans				655
Non-current liabilities [Default Label]				19,972
LoansNoncurrent				13,546
Equity				229
Total liabilities and equity				22,772
Profit or loss [abstract]
NET REVENUE				4,137
Cost of sales				3,451
Depreciation and amortisation expense
Gross income (loss)				686
GeneralAndAdministrativeExpense2				150
Finance net income (expenses)				361
Finance costs				3,521
Operational income (loss)				(2,624)
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(222)
NET INCOME FOR THE YEAR				(2,846)
Comprehensive income (loss) for the year
Net income (loss) for the year				(2,846)
Comprehensive income				(2,846)
Baguari Energia [Member]
Assets [abstract]
Current asset				83
Cash and cash equivalents				10
Non current asset				205
Total assets				288
Liabilities [abstract]
TOTAL CURRENT				25
Loans
Non-current liabilities [Default Label]				24
LoansNoncurrent
Equity				239
Total liabilities and equity				288
Profit or loss [abstract]
NET REVENUE				81
Cost of sales				31
Depreciation and amortisation expense				10
Gross income (loss)				50
GeneralAndAdministrativeExpense2
Finance net income (expenses)				10
Finance costs
Operational income (loss)				60
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(20)
NET INCOME FOR THE YEAR				40
Comprehensive income (loss) for the year
Net income (loss) for the year				40
Comprehensive income				40
Alianca Geracao [Member]
Assets [abstract]
Current asset		583		724
Cash and cash equivalents		348		449
Non current asset		3,701		3,468
Total assets		4,284		4,192
Liabilities [abstract]
TOTAL CURRENT		829		383
Loans		180		136
Non-current liabilities [Default Label]		1,767		1,489
LoansNoncurrent		993		713
Equity		1,688		2,320
Total liabilities and equity		4,284		4,192
Profit or loss [abstract]
NET REVENUE		1,149		1,109
Cost of sales		472		608
Depreciation and amortisation expense		131		124
Gross income (loss)		677		501
GeneralAndAdministrativeExpense2		51		43
Finance net income (expenses)		50		61
Finance costs		171		109
Operational income (loss)		505		410
Equity in earnings of unconsolidated investees, net		23		11
Income tax expense and social contribution tax		(170)		(139)
NET INCOME FOR THE YEAR		358		282
Comprehensive income (loss) for the year
Net income (loss) for the year		358		282
Comprehensive income		358		282
Usina Hidreletrica Itaocara S A [Member]
Assets [abstract]
Current asset		3		4
Cash and cash equivalents		3		4
Non current asset		12		11
Total assets		15		15
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]
LoansNoncurrent
Equity		15		15
Total liabilities and equity		15		15
Profit or loss [abstract]
NET REVENUE
Cost of sales		1
Depreciation and amortisation expense
Gross income (loss)		(1)
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs				7
Operational income (loss)		(1)		(7)
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR		(1)		(7)
Comprehensive income (loss) for the year
Net income (loss) for the year		(1)		(7)
Comprehensive income		R$ (1)		(7)
U F V Janauba [Member]
Assets [abstract]
Current asset				4
Cash and cash equivalents				3
Non current asset				17
Total assets				21
Liabilities [abstract]
TOTAL CURRENT				2
Loans				2
Non-current liabilities [Default Label]				12
LoansNoncurrent				11
Equity				7
Total liabilities and equity				21
Profit or loss [abstract]
NET REVENUE
Cost Of Sales				5
Depreciation and amortisation expense				1
Gross income (loss)				5
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs				1
Operational income (loss)				4
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				3
Comprehensive income (loss) for the year
Net income (loss) for the year				3
Comprehensive income				3
U F V Corinto [Member]
Assets [abstract]
Current asset				2
Cash and cash equivalents				1
Non current asset				17
Total assets				19
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				18
Total liabilities and equity				19
Profit or loss [abstract]
NET REVENUE				6
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				5
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				5
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				4
Comprehensive income (loss) for the year
Net income (loss) for the year				4
Comprehensive income				4
U F V Manga [Member]
Assets [abstract]
Current asset				2
Cash and cash equivalents				1
Non current asset				20
Total assets				22
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				21
Total liabilities and equity				22
Profit or loss [abstract]
NET REVENUE				7
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				6
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				6
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				5
Comprehensive income (loss) for the year
Net income (loss) for the year				5
Comprehensive income				5
U F V Bonfinopolis I I [Member]
Assets [abstract]
Current asset				2
Cash and cash equivalents				1
Non current asset				12
Total assets				14
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				13
Total liabilities and equity				14
Profit or loss [abstract]
NET REVENUE
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				1
GeneralAndAdministrativeExpense2
Finance net income (expenses)				1
Finance costs
Operational income (loss)
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				3
NET INCOME FOR THE YEAR				3
Comprehensive income (loss) for the year
Net income (loss) for the year				3
Comprehensive income				3
U F V Lagoa Grande [Member]
Assets [abstract]
Current asset				3
Cash and cash equivalents				1
Non current asset				23
Total assets				26
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				25
Total liabilities and equity				26
Profit or loss [abstract]
NET REVENUE				8
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				7
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				7
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				6
Comprehensive income (loss) for the year
Net income (loss) for the year				6
Comprehensive income				6
U F V Lontra [Member]
Assets [abstract]
Current asset				4
Cash and cash equivalents				2
Non current asset				27
Total assets				31
Liabilities [abstract]
TOTAL CURRENT				1
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				29
Total liabilities and equity				31
Profit or loss [abstract]
NET REVENUE				10
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				9
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				9
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				8
Comprehensive income (loss) for the year
Net income (loss) for the year				8
Comprehensive income				8
U F V Olaria 1 [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents				1
Non current asset				13
Total assets				14
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent				1
Equity				13
Total liabilities and equity				14
Profit or loss [abstract]
NET REVENUE				2
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				1
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				1
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				1
Comprehensive income (loss) for the year
Net income (loss) for the year				1
Comprehensive income				1
U F V Mato Verde [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents				1
Non current asset				11
Total assets				12
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]
LoansNoncurrent
Equity				12
Total liabilities and equity				12
Profit or loss [abstract]
NET REVENUE				4
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				3
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				3
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				3
Comprehensive income (loss) for the year
Net income (loss) for the year				3
Comprehensive income				3
U F V Mirabela [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents
Non current asset				9
Total assets				10
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]
LoansNoncurrent
Equity				10
Total liabilities and equity				10
Profit or loss [abstract]
NET REVENUE				3
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				2
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				2
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				2
Comprehensive income (loss) for the year
Net income (loss) for the year				2
Comprehensive income				2
U F V Porteirinha I [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents
Non current asset				11
Total assets				12
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent				1
Equity				11
Total liabilities and equity				12
Profit or loss [abstract]
NET REVENUE				4
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				3
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				3
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				3
Comprehensive income (loss) for the year
Net income (loss) for the year				3
Comprehensive income				3
U F V Porteirinha I I [Member]
Assets [abstract]
Current asset				2
Cash and cash equivalents				1
Non current asset				11
Total assets				13
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent
Equity				12
Total liabilities and equity				13
Profit or loss [abstract]
NET REVENUE				4
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				3
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				3
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				3
Comprehensive income (loss) for the year
Net income (loss) for the year				3
Comprehensive income				3
U F V Brasilandia [Member]
Assets [abstract]
Current asset				3
Cash and cash equivalents				2
Non current asset				28
Total assets				31
Liabilities [abstract]
TOTAL CURRENT				4
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent				3
Equity				26
Total liabilities and equity				31
Profit or loss [abstract]
NET REVENUE				8
Cost of sales				2
Depreciation and amortisation expense
Gross income (loss)				6
GeneralAndAdministrativeExpense2
Finance net income (expenses)				1
Finance costs
Operational income (loss)				7
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax				(1)
NET INCOME FOR THE YEAR				6
Comprehensive income (loss) for the year
Net income (loss) for the year				6
Comprehensive income				6
U F V Apolo 1 [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents
Non current asset				8
Total assets				9
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]
LoansNoncurrent
Equity				9
Total liabilities and equity				9
Profit or loss [abstract]
NET REVENUE				2
Cost of sales				1
Depreciation and amortisation expense
Gross income (loss)				1
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				1
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				1
Comprehensive income (loss) for the year
Net income (loss) for the year				1
Comprehensive income				1
U F V Campo Lindo 1 [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents
Non current asset				13
Total assets				14
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent				1
Equity				13
Total liabilities and equity				14
Profit or loss [abstract]
NET REVENUE				3
Cost of sales				1
Depreciation and amortisation expense				1
Gross income (loss)				2
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				2
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				2
Comprehensive income (loss) for the year
Net income (loss) for the year				2
Comprehensive income				2
U F V Campo Lindo 2 [Member]
Assets [abstract]
Current asset				1
Cash and cash equivalents				1
Non current asset				13
Total assets				14
Liabilities [abstract]
TOTAL CURRENT
Loans
Non-current liabilities [Default Label]				1
LoansNoncurrent				1
Equity				13
Total liabilities and equity				14
Profit or loss [abstract]
NET REVENUE				2
Cost of sales				1
Depreciation and amortisation expense				1
Gross income (loss)				1
GeneralAndAdministrativeExpense2
Finance net income (expenses)
Finance costs
Operational income (loss)				1
Equity in earnings of unconsolidated investees, net
Income tax expense and social contribution tax
NET INCOME FOR THE YEAR				1
Comprehensive income (loss) for the year
Net income (loss) for the year				1
Comprehensive income				R$ 1

[1]	At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.